Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

Effective January 1, 2015, the Company amended and renewed an existing contract with a public relations, media and marketing consulting firm. The term of the amended and renewed agreement shall be for twelve months and the agreement includes an option for renewal. The Company will pay the consulting firm $5,000 in cash and 6,000 restricted shares of the Company’s common stock on a monthly basis.

On January 15, 2015, the Company entered into an agreement with a strategic business consulting firm. The term of the agreement shall be for a period of twelve months and may be cancelled by either of the parties at any point after six months with thirty days advance notice. The Company will pay the consulting firm $5,000 in cash and 5,000 restricted shares of the Company’s common stock on a monthly basis.

On January 19, 2015, the Company entered into an agreement with a consulting firm whereby the consulting firm will provide marketing related services for the Company for a period of six months. Upon execution of this agreement, the Company paid the consulting firm $50,000 in cash compensation and also issued the consulting firm 25,000 shares of common stock valued at $68,750 on the date of issuance.

On January 28, 2015, the Company received proceeds of $100,000 in connection with the exercise of 50,000 warrants into 50,000 shares of common stock at an exercise price of $2.00 per share.

On January 30, 2015, the Company received signed documentation from all of the June and August Purchasers of warrants waiving their right to liquidated damages and terminating the registration rights agreement.

Effective March 5, 2015, the majority investors in the January 2014 offering waived a provision that required certain stockholders of the Company to surrender shares of common stock proportional to the number of warrants exercised. To date, these stockholders have retired 697,054 shares of common stock which will remain in treasury.